Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes, Tax Rate [Line Items]
Deferred Tax Assets, Net	$ 1,237	$ 1,379
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	(35.00%)	35.00%	(35.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	(0.20%)	0.50%	0.30%
Effective Income Tax Rate Reconciliation, Tax Contingencies, State and Local		(1.20%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(3.70%)	(63.70%)	(20.40%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense		(1.90%)
Effective Income Tax Rate Reconciliation, Tax Credits, Research		(3.40%)	(6.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	0.30%	(2.90%)	2.50%
Effective Income Tax Rate Reconciliation, Disposition of Business		25.40%
Effective Income Tax Rate Reconciliation, Other Adjustments	1.10%	(0.20%)	(2.80%)
Reported tax rate	(1.00%)	31.30%	0.20%
Impairment of Goodwill [Member]
Income Taxes, Tax Rate [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses	36.40%	38.00%	59.80%
Impairment of Intangible Assets [Member]
Income Taxes, Tax Rate [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses	0.10%	5.70%	1.80%